Risk/Return Detail Data - FidelityFactorETFs-ComboPRO	Nov. 10, 2023 USD ($)
Risk/Return:
Registrant Name	Fidelity Covington Trust
FidelityFactorETFs-ComboPRO | Fidelity Stocks for Inflation ETF
Risk/Return:
Operating Expenses Caption [Text]	Annual Operating Expenses
Expenses Restated to Reflect Current [Text]	Adjusted to reflect current fees.
FidelityFactorETFs-ComboPRO | Fidelity Stocks for Inflation ETF | Fidelity Stocks for Inflation ETF
Risk/Return:
Management fee	0.15%	[1]
Distribution and/or Service (12b-1) fees	none
Other expenses	none
Total annual operating expenses	0.15%
1 year	$ 15
3 years	48
5 years	85
10 years	$ 192

[1]	AAdjusted to reflect current fees.